Financial instruments - Trade accounts receivable (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Trade receivables	R$ 488,480	R$ 522,046
Current trade receivables	459,947	484,722
Trade accounts receivable	28,533	37,324
Allowance account for credit losses of financial assets	(108,434)	(80,418)
Additional allowance recognised in profit or loss, allowance account for credit losses of financial assets	82,946	94,093
Reversal, allowance account for credit losses of financial assets	(17,668)	(13,181)
Utilisation, allowance account for credit losses of financial assets	(56,159)	(52,896)
Allowance account for credit losses of financial assets	(117,553)	(108,434)
Trade receivables
Disclosure of detailed information about financial instruments [line items]
Accounts receivable from subscription services	293,304	294,516
Accounts receivable from equipment rental	114,252	135,479
Chargeback	72,401	58,302
Services rendered	51,456	36,089
Cash in transit	24,172	21,521
Receivables from registry operation	22,347	35,150
Loans designated at FVPL	0	26,866
Allowance for expected credit losses	(117,553)	(108,434)
Other trade accounts receivable	R$ 28,101	R$ 22,557